UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

Notes to Financial Statements	10

Disclosure of Fund Expenses	22

Approval of Investment Advisory Agreement	24

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

Sector Weightings†
	Long	Short	Net
Office	12.3%	0.0%	12.3%
Residential	12.8	(2.0)	10.8
Retail	10.5	(0.8)	9.7
Specialized	10.8	(2.6)	8.2
Diversified	9.5	(1.6)	7.9
Health Care	5.2	(1.0)	4.2
Industrial	1.5	(1.1)	0.4

Total			53.5
Other Assets and Liabilities, Net			46.5

			100.0%

†	As a percentage of the Fund’s Net Assets

SCHED ULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 62.6%

COMMON STOCK — 62.6%
	Shares	Value
DIVERSIFIED — 9.5%
CapitaLand (Singapore)	2,250,000	$6,055,184
Forest City Realty Trust, Cl A	246,300	5,566,380
Liberty Property Trust	239,500	9,716,515
Spirit Realty Capital	467,000	4,399,140
VEREIT	1,279,216	10,707,038

		36,444,257

HEALTH CARE — 5.2%
HCP	252,800	7,925,280
Healthcare Realty Trust	180,800	5,930,240
Healthcare Trust of America, Cl A	185,800	5,925,162

		19,780,682

INDUSTRIAL — 1.5%
DCT Industrial Trust	116,442	5,887,308

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — 12.3%
Alexandria Real Estate Equities	82,781	$9,313,690
Hudson Pacific Properties	169,500	5,824,020
SL Green Realty (A)	152,150	15,965,099
Vornado Realty Trust (A)	165,523	15,929,934

		47,032,743

RESIDENTIAL — 12.8%
American Campus Communities	166,000	7,866,740
Equity Residential	59,800	3,861,884
Invitation Homes *	361,600	7,792,480
Mid-America Apartment Communities	96,700	9,593,607
Sun Communities	117,400	9,815,814
UDR	263,900	9,854,026

		48,784,551

RETAIL — 10.5%
GGP (A)	884,863	19,121,889
Regency Centers	87,800	5,547,204
Simon Property Group (A)	92,800	15,336,128

		40,005,221

SPECIALIZED — 10.8%
Gaming and Leisure Properties	239,400	8,331,120
Iron Mountain	219,700	7,636,772
Public Storage	43,000	9,003,340
QTS Realty Trust, Cl A	162,088	8,661,983
Weyerhaeuser	227,300	7,698,651

		41,331,866

TOTAL COMMON STOCK (Cost $242,269,117)		239,266,628

TOTAL INVESTMENTS — 62.6% (Cost $242,269,117)		$239,266,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (9.1)%

COMMON STOCK — (9.1)%
	Shares	Value

DIVERSIFIED — (1.6)%
PS Business Parks	(49,451)	$(6,010,275)

HEALTH CARE — (1.0)%
Medical Properties Trust	(281,900)	(3,684,433)

INDUSTRIAL — (1.1)%
EastGroup Properties	(54,602)	(4,272,606)

RESIDENTIAL — (2.0)%
Apartment Investment & Management, Cl A	(87,000)	(3,805,380)
Boardwalk Real Estate Investment Trust (Canada)	(110,100)	(3,714,227)

		(7,519,607)

RETAIL — (0.8)%
Federal Realty Investment Trust	(8,700)	(1,138,743)
Tanger Factory Outlet Centers	(59,500)	(1,855,805)

		(2,994,548)

SPECIALIZED — (2.6)%
DuPont Fabros Technology	(80,200)	(4,134,310)
SBA Communications, Cl A *	(47,700)	(6,033,573)

		(10,167,883)

TOTAL COMMON STOCK (Proceeds $ 34,163,968)		(34,649,352)

TOTAL SECURITIES SOLD SHORT — (9.1)% (Proceeds $ 34,163,968)		$(34,649,352)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

Percentages are based on Net Assets of $382,421,512.

*	Non-income producing security.
‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(A)	All or a portion of this security has been committed as collateral for open short positions as of April 30, 2017.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $242,269,117)	$239,266,628
Cash	149,342,910
Deposits with Prime Broker for Securities Sold Short	33,110,013
Foreign Currency, at Value (Cost $8)	8
Receivable for Investment Securities Sold	8,626,182
Receivable for Capital Shares Sold	224,358
Dividends and Interest Receivable	148,287
Dividend Tax Reclaim Receivable	1,048
Prepaid Expenses	27,368

Total Assets	430,746,802

Liabilities:
Securities Sold Short, at Value (Proceeds $34,163,968)	34,649,352
Payable for Investment Securities Purchased	12,627,012
Payable to Adviser	405,848
Payable for Capital Shares Redeemed	361,061
Stock Loan Fees Payable	87,359
Payable to Administrator	36,578
Dividends Payable on Securities Sold Short	33,233
Shareholder Servicing Fees Payable	25,932
Payable to Trustees	4,670
Unrealized Loss on Foreign Currency Spot Contracts	3,522
Distribution Fees Payable (Investor Class Shares)	2,864
Chief Compliance Officer Fees Payable	2,740
Other Accrued Expenses	85,119

Total Liabilities	48,325,290

Net Assets	$382,421,512

Net Assets Consist of:
Paid-in Capital	$395,939,285
Accumulated Net Investment Loss	(5,358,609)
Accumulated Net Realized Loss on Investments, Securities Sold Short and Foreign Currency Transactions	(4,672,493)
Net Unrealized Depreciation on Investments and Securities Sold Short	(3,487,873)
Net Unrealized Appreciation on Foreign Currency Translation	1,202

Net Assets	$382,421,512

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($378,569,713 ÷ 39,500,945 shares)*	$9.58

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($3,851,800 ÷ 404,837 shares)*	$9.51

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2017
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$3,665,021
Interest Income	556,832

Total Investment Income	4,221,853

Expenses:
Investment Advisory Fees	2,786,615
Administration Fees	247,456
Shareholder Servicing Fees (Institutional Class Shares)	156,492
Shareholder Servicing Fees (Investor Class Shares)	4,173
Trustees’ Fees	10,839
Distribution Fees (Investor Class Shares)	6,635
Chief Compliance Officer Fees	3,482
Dividend Expense on Securities Sold Short (See Note 2)	636,884
Stock Loan Fees (See Note 2)	557,655
Transfer Agent Fees	55,091
Professional Fees	34,997
Printing Fees	33,356
Registration Fees	25,052
Custodian Fees	10,610
Insurance and Other Expenses	15,647

Total Expenses	4,584,984

Less: Fees Paid Indirectly	(187)

Net Expenses	4,584,797

Net Investment Loss	(362,944)

Net Realized Loss on Investments	(672,012)
Net Realized Gain on Securities Sold Short	447,918
Net Realized Loss on Foreign Currency Transactions	(1,393)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,626,395)
Net Change in Unrealized Appreciation/(Depreciation) on Securities Sold Short	(360,676)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	1,479

Net Realized and Unrealized Loss on Investments	(2,211,079)

Net Decrease in Net Assets Resulting from Operations	$(2,574,023)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(362,944)	$(9,289,039)
Net Realized Gain/(Loss) on Investments, Securities Sold Short, Written Options Contracts and Foreign Currency Transactions	(225,487)	22,901,262
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Securities Sold Short and Foreign Currency Translations	(1,985,592)	(26,581,150)

Net Decrease in Net Assets Resulting from Operations	(2,574,023)	(12,968,927)

Dividends and Distributions from:
Realized Gains
Institutional Class Shares	(15,833,143)	(55,753,295)
Investor Class Shares	(196,457)	(1,110,318)

Total Net Realized Gains	(16,029,600)	(56,863,613)

Total Dividends and Distributions	(16,029,600)	(56,863,613)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	30,333,846	123,156,783
Reinvestment of Distributions	13,995,581	49,155,494
Redemption Fees	3,806	26,920
Redeemed	(158,852,536)	(338,880,173)

Decrease from Institutional Class Shares Capital Share Transactions	(114,519,303)	(166,540,976)

Investor Class Shares
Issued	318,236	2,119,125
Reinvestment of Distributions	166,446	1,019,872
Redemption Fees	327	—
Redeemed	(2,545,948)	(9,743,855)

Decrease from Investor Class Shares Capital Share Transactions	(2,060,939)	(6,604,858)

Net Decrease From Capital Share Transactions	(116,580,242)	(173,145,834)

Total Decrease in Net Assets	(135,183,865)	(242,978,374)

Net Assets:
Beginning of Period	517,605,377	760,583,751

End of Period (including accumulated net investment loss of $(5,358,609) and $(4,995,665), respectively)	$382,421,512	$517,605,377

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year or Period

	Institutional Class Shares
	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Year or Period	$9.99	$11.01	$10.88	$10.31	$9.91	$10.00

Income from Operations:
Net Investment Loss(1)	(0.01)	(0.15)	(0.18)	(0.03)	(0.11)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Written Options Contracts and Foreign Currency Transactions	(0.07)	(0.04)	0.32	0.78	0.61	0.12

Total from Operations	(0.08)	(0.19)	0.14	0.75	0.50	(0.09)

Redemption Fees	–	–	–	–	–	–

Dividends and Distributions from:
Net Investment Income	–	–	–	(0.06)	–	–
Net Realized Gains	(0.33)	(0.83)	(0.01)	(0.08)	(0.10)	–
Net Return of Capital	–	–	–	(0.04)	–	–

Total Dividends and Distributions	(0.33)	(0.83)	(0.01)	(0.18)	(0.10)	–

Net Asset Value, End of Year or Period .	$9.58	$9.99	$11.01	$10.88	$10.31	$9.91

Total Return †	(0.86)%	(1.73)%	1.31%	7.57%	5.04%	(0.90	)%††

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$378,570	$511,454	$746,319	$722,918	$542,211	$236,818
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	2.05%**	4.07%	4.03%	3.70%	4.01%	4.98%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	2.05%**	4.07%	4.03%	3.70%	4.01%	4.99%**
Ratio of Net Investment Loss to Average Net Assets	(0.16)%**	(1.47)%	(1.64)%	(0.34)%	(1.13)%	(2.50)%**
Portfolio Turnover Rate	152%***	196%	193%	131%	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.52%, 1.49%, 1.49%, 1.51%, 1.51% and 1.64%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $ 0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year or Period

	Investor Class Shares
	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Year or Period	$9.93	$10.98	$10.86	$10.27	$9.90	$10.00

Income from Operations:
Net Investment Loss(1)	(0.03)	(0.13)	(0.20)	(0.07)	(0.16)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Written Options Contracts and Foreign Currency Transactions	(0.06)	(0.09)	0.32	0.80	0.62	0.17

Total from Operations	(0.09)	(0.22)	0.12	0.73	0.46	(0.10)

Redemption Fees	–	–	–	–	0.01	–
Dividends and Distributions from:
Net Investment Income	–	–	–	(0.02)	–	–
Net Realized Gains	(0.33)	(0.83)	–	(0.08)	(0.10)	–
Net Return of Capital	–	–	–	(0.04)	–	–

Total Dividends and Distributions	(0.33)	(0.83)	–	(0.14)	(0.10)	–

Net Asset Value, End of Year or Period	$9.51	$9.93	$10.98	$10.86	$10.27	$9.90

Total Return †	(0.97)%	(2.04)%	1.10%	7.32%	4.74%	(1.00	)%††

Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$3,852	$6,151	$14,265	$16,650	$76,330	$55,332
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	2.39%**	4.36%	4.23%	3.89%	4.34%	5.3 3%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	2.39%**	4.36%	4.23%	3.89%	4.34%	5.33%**
Ratio of Net Investment Loss to Average Net Assets	(0.54)%**	(1.31)%	(1.80)%	(0.65)%	(1.55)%	(3.27)%**
Portfolio Turnover Rate	152%***	196%	193%	131%	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.85%, 1.78%, 1.70%, 1.71%, 1.84% and 1.99%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund currently offers Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2017, there were no transfers among levels. During the six-months ended April 30, 2017, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

During the six-months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would decrease the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

proceeds of the security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value of the securities sold short.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin that is financed by the prime broker.

The Fund had no prime broker borrowings during the six-months ended April 30, 2017.

Options/Swaptions Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option/swaption is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that the Fund pays a premium whether or not the option/swaption is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund did not have open option/swaption contracts as of April 30, 2017. During the six-months ended April 30, 2017, the Fund did not enter into any option/swaption contracts.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and the current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2017, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2017, the Fund received $3,806 in redemption fees for the Institutional Class and $327 for the Investor Class.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (the “CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2017, the Fund paid $247,456 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2017, the Institutional Class Shares and Investor Class Shares incurred $156,492 and $4,173 of shareholder servicing fees, an effective rate of 0.07% and 0.16%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2017, the Fund incurred $6,635 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2017, the Fund earned cash management credits of $187, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend, interest and stock loan fees on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018. For the six-months ended April 30, 2017, there were no waived expenses available to be recaptured.

6.	Share Transactions:

	Six-Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Class Shares
Issued	3,100,636	12,126,482
Reinvestment of Distributions	1,431,041	4,910,639
Redeemed	(16,227,805)	(33,644,566)

Decrease in Institutional Class Shares	(11,696,128)	(16,607,445)

Investor Class Shares
Issued	32,856	201,841
Reinvestment of Distributions	17,124	102,192
Redeemed	(264,318)	(983,725)

Decrease in Investor Class Shares	(214,338)	(679,692)

Net Decrease in Shares Outstanding	(11,910,466)	(17,287,137)

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government securities, for the six-months ended April 30, 2017 were $260,209,976 and $265,647,909, respectively. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $179,615,850 and $155,660,254, respectively, for the six-months ended April 30, 2017. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The Fund maintains a December 31st year end for tax purposes. The following tax disclosure is as of December 31, 2016, unless otherwise indicated.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss),

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years ended October 31st were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2016	$—	$56,863,613	$—	$56,863,613
2015	—	834,756	—	834,756

As of December 31, 2016, the components of accumulated losses on a tax basis were as follows:

Post-October Losses	$(2,996,307)
Unrealized Appreciation	1,632,621

Total Accumulated Losses	$(1,363,686)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$246,217,555	$7,508,054	$(14,458,981)	$(6,950,927)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Fund at April 30, 2017 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$34,163,968	$766,500	$(1,251,884)	$(485,384)

9.	Concentration/Risks:

The Fund concentrates its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses; fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At April 30, 2017, 68% of Institutional Class Shares total shares outstanding were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

11.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements. However, the following are details relating to subsequent events that have occurred since April 30, 2017.

At a meeting held on November 16, 2016, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Fund, and Voya Mutual Funds (the “Voya Trust”), a Delaware statutory trust, to reorganize the CBRE Clarion Long/Short Fund (the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

“Acquired Fund”) into the Voya CBRE Long/Short Fund (the “Acquiring Fund”), a newly created series of the Voya Trust. The Plan is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986. The reorganization will consist of the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund.

The Board’s decision to reorganize the CBRE Clarion Long/Short Fund is subject to shareholder approval. If approved by the shareholders, the reorganization is anticipated to close on July 17, 2017.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$991.40	2.05%	$10.12
Investor Class Shares	1,000.00	990.30	2.39%	11.79

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,014.63	2.05%	$10.24
Investor Class Shares	1,000.00	1,012.94	2.39%	11.93

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense and stock loan fees on short sales, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2017 (Unaudited)

on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017